Segment Reporting - Geographic information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment reporting
Revenue from external customers	$ 277,677	$ 305,681
Segment information
Total assets	1,775,940		$ 1,274,196
Property, plant and equipment	94,573		92,498
Right-of-use assets	3,879		4,497
Leasehold land	10,883		10,706
Intangible asset	9,647
Goodwill	3,064		2,990
Investment in an equity investee	3,645		77,765
Investment in equity security	5,000		5,000
PRC
Segment reporting
Revenue from external customers	205,120	229,069
Segment information
Total assets	1,716,982		1,212,722
Property, plant and equipment	94,030		91,849
Right-of-use assets	3,252		4,086
Leasehold land	10,883		10,706
Intangible asset	9,647
Goodwill	3,064		2,990
Investment in an equity investee	3,645		77,765
Investment in equity security	5,000		5,000
US and others
Segment reporting
Revenue from external customers	72,557	$ 76,612
Segment information
Total assets	58,958		61,474
Property, plant and equipment	543		649
Right-of-use assets	$ 627		$ 411